Credit Facilities - Summary of Lease Maturities (Detail) $ in Thousands	Jun. 30, 2024 USD ($)
Disclosure of Lease liabilities [Line Items]
Lease liability	$ 7,511
Not later than 1 year [member]
Disclosure of Lease liabilities [Line Items]
Lease liability	708
Later than 1 year and not later than 5 years [member]
Disclosure of Lease liabilities [Line Items]
Lease liability	2,554
Later than 5 years [member]
Disclosure of Lease liabilities [Line Items]
Lease liability	$ 4,249